Consolidated Income Statements - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Net sales		R$ 47,899.3	R$ 45,602.6	R$ 46,720.2
Cost of sales		(18,041.8)	(16,678.0)	(16,061.4)
Gross profit		29,857.5	28,924.6	30,658.8
Distribution expenses		(6,295.5)	(6,085.5)	(5,833.2)
Sales and marketing expenses		(5,620.0)	(5,925.0)	(5,344.7)
Administrative expenses		(2,623.8)	(2,166.1)	(2,281.3)
Other operating income/(expenses), net		1,217.3	1,223.1	1,936.1
Exceptional items		(108.7)	1,134.3	(357.2)
Income from operations		16,426.8	17,105.4	18,778.5
Finance cost		(4,268.3)	(4,597.9)	(3,562.4)
Finance income		774.4	895.9	1,294.2
Net finance cost		(3,493.9)	(3,702.0)	(2,268.2)
Share of result of joint ventures		(3.1)	(5.0)	3.1
Income before income tax		12,929.8	13,398.4	16,513.4
Income tax expense		(5,079.3)	(315.0)	(3,634.2)
Net income		7,850.5	13,083.4	12,879.2
Attributable to:
Equity holders of Ambev		7,332.0	12,546.6	12,423.8
Non-controlling interests		R$ 518.5	R$ 536.8	R$ 455.4
Basic earnings per share – common - R$ (in BRL per share)	[1]	R$ 0.47	R$ 0.80	R$ 0.79
Diluted earnings per share – common - R$ (in BRL per share)	[1]	R$ 0.46	R$ 0.79	R$ 0.79

[1]	Expressed in Brazilian Reais.